SUMMARY PROSPECTUS – MAY 1, 2010 RS Emerging Markets Fund

Share Class (Ticker): Class A (GBEMX), Class B (REMBX), Class C (REMGX), Class K (REMKX)	Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus.htm. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Fund’s Prospectus and SAI, each dated May 1, 2010, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2009.

Investment Objective

Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income, which may vary depending on factors such as the location of the investments.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 105 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	3.00%	[2]	1.00%	[3]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class B		Class C		Class K
Management Fees	1.00%		1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		1.00%		0.65%
Other Expenses	0.37%		0.34%		0.35%		0.31%
Total Annual Fund Operating Expenses[4]	1.62%		2.34%		2.35%		1.96%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
3	Contingent deferred sales load applies for shares sold within one year of purchase.
4	An expense limitation with respect to the Fund’s Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2011, to limit the Fund’s Total Annual Fund Operating Expenses to 1.65% for Class A shares, 2.52% for Class B shares, 2.45% for Class C shares, and 1.96% for Class K shares. This expense limitation will continue through April 30, 2011, at which time RS Investments will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the operating expenses of the Fund are the same as those shown above under “Total Annual Fund Operating Expenses.” The 10-year figures shown below reflect the conversion of Class B shares to Class A shares after the eighth anniversary of purchase. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class B	Class C	Class K	Class A	Class B	Class C	Class K
1 Year	$632	$537	$338	$199	$632	$237	$238	$199
3 Years	$962	$930	$733	$615	$962	$730	$733	$615
5 Years	$1,314	$1,350	$1,255	$1,057	$1,314	$1,250	$1,255	$1,057
10 Years	$2,306	$2,497	$2,686	$2,285	$2,306	$2,497	$2,686	$2,285

RS EMERGING MARKETS FUND

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

RS Investments, the Fund’s investment adviser, has engaged Guardian Baillie Gifford Limited (“GBG”) to act as sub-adviser to the Fund. GBG has engaged Baillie Gifford Overseas Limited (“BG Overseas”) to act as sub-sub adviser to the Fund.

The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country. In constructing the portfolio, the Fund’s investment team takes into account the industry and country allocations in the Morgan Stanley Capital International (“MSCI”) Emerging Markets (“EM”) Index.

The Fund’s investment team uses rigorous fundamental research and a bottom-up, stock-driven approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and trade at reasonable prices. The investment team looks for companies that it believes have attractive industry backgrounds, strong competitive positions within those industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation.

The Fund may invest up to 20% of its net assets in bonds and other types of debt securities issued by governments in emerging market countries; stocks and debt securities issued by companies or governments in developed countries; and cash or money market instruments. Investment rating agencies in the United States often consider bonds issued in emerging market countries to be below investment-grade (commonly referred to as “high-yield” securities or “junk bonds”). The Fund may invest up to 10% of the Fund’s assets in below investment grade securities.

Principal Risks

You may lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

To the extent that the Fund invests in emerging markets, there are special risks in addition to the general risks of investing abroad. These risks include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, companies that are newly organized and small, differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and less developed legal systems. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

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RS EMERGING MARKETS FUND

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer’s credit quality.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by BG Overseas, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Fund Performance

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s returns with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A shares for the past 10 calendar years. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The table compares the Fund’s performance with a broad-based market index. The returns in the table reflect the impact of sales loads. As a result, the returns in the table are lower than the returns in the bar chart. The returns in the table for Class B shares reflect the conversion of Class B shares to Class A shares after the eighth anniversary of purchase. The Fund is the successor to The Guardian Baillie Gifford Emerging Markets Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the “Predecessor Fund”). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.RSinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 44.06% Worst Quarter Fourth Quarter 2008 -29.42%

Average Annual Total Returns (periods ended 12/31/09)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	5/1/97
Return Before Taxes		83.73%	17.32%	12.03%	10.29%
Return After Taxes on Distributions		82.89%	15.75%	11.12%	9.51%
Return After Taxes on Distributions and Sale of Fund Shares		54.40%	14.86%	10.49%	8.99%
MSCI EM Index (reflects no deduction for fees, expenses or taxes)		79.02%	15.88%	10.11%	7.98%
Class B Shares	5/6/97	88.62%	17.38%	11.55%	9.50%
MSCI EM Index (reflects no deduction for fees, expenses or taxes)		79.02%	15.88%	10.11%	7.98%

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RS EMERGING MARKETS FUND

Average Annual Total Returns (periods ended 12/31/09)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class C Shares	8/7/00	90.61%	17.55%	—	13.07%
MSCI EM Index (reflects no deduction for fees, expenses or taxes)		79.02%	15.88%	—	12.45%
Class K Shares	5/15/01	92.21%	18.04%	—	17.75%
MSCI EM Index (reflects no deduction for fees, expenses or taxes)		79.02%	15.88%	—	16.96%

The MSCI Emerging Markets Index (EM) is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets. Index results assume the reinvestment of dividends paid on the stocks constituting the index. Since inception performance for the index is measured from 4/30/97 for Class A shares and B shares, the month end prior to commencement of operations of these share classes.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Baillie Gifford Limited

Investment Sub-Subadviser

Baillie Gifford Overseas Limited

Investment Team

Richard E. Sneller has been a member of the Fund’s investment team since its inception. William Sutcliffe has been a member of the Fund’s investment team since 2001.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class B	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Emerging Markets Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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